                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 146 of the Prospectus, the second paragraph is deleted and replaced with the following:

          The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

Capital Appreciation Fund               1.29%   MidCap Value Fund                       1.40%
Disciplined Equity Fund                 1.40%   Money Market Fund                       0.95%
Dividend and Growth Fund                1.25%   Short Duration Fund                     0.90%
Global Health Fund Fund                 1.60%   Small Company Fund                      1.40%
Global Leaders Fund                     1.48%   SmallCap Growth Fund                    1.40%
Global Technology Fund                  1.60%   Tax-Free California Fund                0.90%
Growth Fund                             1.33%   Tax-Free Minnesota Fund                 0.85%
Growth Opportunities Fund               1.36%   Tax-Free National Fund                  1.00%
Income Fund                             0.95%   Tax-Free New York Fund                  0.85%
Inflation Plus Fund                     0.95%   Total Return Bond Fund                  1.20%
International Capital Appreciation
  Fund                                  1.60%   U.S. Government Securities Fund         1.15%
International Opportunities Fund        1.57%   Value Fund                              1.40%
International Small Company Fund        1.60%   Value Opportunities Fund                1.40%
MidCap Fund                             1.37%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
                        TO THE CLASS Y SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 131 of the Prospectus, the second paragraph is deleted and replaced with the following:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROYSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)
                      FOR THE HARTFORD FIXED INCOME FUNDS

     This supplement amends the Prospectus of The Hartford Fixed Income Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 54 of the Prospectus, the following paragraph is added directly below the first paragraph on the page:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

Income Fund                               0.95%   Short Duration Fund                  0.90%
Inflation Plus Fund                       0.95%   Total Return Bond Fund               1.20%
Money Market Fund                         0.95%   U.S. Government Securities Fund      1.15%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFFISFSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                  FOR THE HARTFORD GLOBAL/INTERNATIONAL FUNDS

     This supplement amends the Prospectus of The Hartford Global/International Funds dated March 1, 2005 (as supplemented March 15, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 44 of the Prospectus, the following paragraph is added directly below the first paragraph on the page:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

                                                International Capital Appreciation
Global Health Fund                      1.60%   Fund                                    1.60%
Global Leaders Fund                     1.48%   International Opportunities Fund        1.57%
Global Technology Fund                  1.60%   International Small Company Fund        1.60%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFGISFSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented March 15, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 40 of the Prospectus, the following paragraph is added directly below the first paragraph on the page:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

Disciplined Equity Fund                 1.40%   Growth Fund                             1.33%
Dividend and Growth Fund                1.25%   Value Fund                              1.40%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFLCSFSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)
              FOR THE HARTFORD SMALLCAP, MIDCAP AND MULTICAP FUNDS

     This supplement amends the Prospectus of The Hartford SmallCap, MidCap and MultiCap Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, under the sub-heading "The Investment Manager," on page 38 of the Prospectus, the following paragraph is added directly below the first paragraph on the page:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

Capital Appreciation Fund               1.29%   Small Company Fund                      1.40%
Growth Opportunities Fund               1.36%   SmallCap Growth Fund                    1.40%
MidCap Fund                             1.37%   Value Opportunities Fund                1.40%
MidCap Value Fund                       1.40%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFSMCSFSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)
                  FOR THE HARTFORD TAX-FREE FIXED INCOME FUNDS

     This supplement amends the Prospectus of The Hartford Tax-Free Fixed Income Funds dated March 1, 2005 (as supplemented June 15, 2005).

The Prospectus is revised as follows:

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Introduction", on page 2 of the Prospectus, the following paragraph is added directly below the last paragraph on the page:

          THE COMPANY HAS RECEIVED AN ORDER FROM THE SEC THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

     In addition, effective September 7, 2005, under the sub-heading "The Investment Manager," on page 29 of the Prospectus, the following paragraph is added directly below the first paragraph on the page:

          The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

LIMITATION OF OPERATING EXPENSES

     HIFSCO has voluntarily agreed to continue to limit the total operating expenses of the Class A shares for the following funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses. This policy may be discontinued at any time.

Tax-Free California Fund                0.90%   Tax-Free National Fund                  1.00%
Tax-Free Minnesota Fund                 0.85%   Tax-Free New York Fund                  0.85%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFTXFRSFSUP-10-05

                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
              TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Combined Statement of Information ("SAI") of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

The SAI is revised as follows:

CHANGES TO FUNDAMENTAL INVESTMENT POLICIES

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal that certain fundamental investment policies be combined, eliminated or revised.

     Accordingly, under the sub-heading "Fundamental Restrictions of the Funds," the text on pages 3-7 of the SAI is deleted and replaced with the following:

          Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

          Each Fund, except the Floating Rate Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, has elected to be classified as a diversified series of an open-end management investment company. The Floating Rate Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

          A non-diversified fund, such as the Floating Rate Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

          The investment objective and principal investment strategies of each Fund are set forth in their respective prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

          Each Fund:

          1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

          2. (except for Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund,

     Global Technology Fund, Growth Allocation Fund and Income Allocation Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry. Each of Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry; except that the Fund may invest more than 25% of its assets in any one Underlying Fund. Global Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media. Global Financial Services Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance. Global Health Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services. Global Technology Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, electronics, communication equipment and technology-related commercial services and supplies. With respect to Tax-Free California Fund, Tax-Free National Fund, Tax-Free New York Fund and Tax-Free Minnesota Fund, tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers; this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

          3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

          4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

          5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

          6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

          In addition, under normal circumstances, the Tax-Free California Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and California individual income tax.

          In addition, under normal circumstances, the Tax-Free Minnesota Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and Minnesota individual income tax.

          In addition, under normal circumstances, the Tax-Free National Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

          In addition, under normal circumstances, the Tax-Free New York Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and New York State and New York City individual income tax.

          With respect to investment restriction number 2, in accordance with each fund of funds' investment program as set forth in the prospectus, a fund of funds may invest more than 25% of its assets in any one Underlying Fund. Each fund of funds treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction. Each of the Underlying Funds will not concentrate more than 25% of its total assets in any one industry.

          Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the funds of funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund of funds to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above. The investment restrictions of each Underlying Fund are set forth in this SAI.

          For each Fund, and except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

ADDITIONS TO BOARDS OF DIRECTORS

     At the Joint Special Meeting of Shareholders held on September 7, 2005, all sitting members of the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. were reelected to their respective Boards. In addition, William P. Johnston was elected to serve on the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Sandra S. Jaffee and David M. Znamierowski were elected to serve on the Board of Directors of The Hartford Mutual Funds II, Inc.

     At a meeting of the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. on September 13, 2005, the Boards selected Lemma W. Senbet to serve as a director of each company.

     Accordingly, under the heading "Fund Management", on page 55 of the SAI, footnote 3 is deleted, footnote 4 is renumbered as footnote 3, and the biographical information for Sandra S. Jaffee is deleted and replaced with the following:

SANDRA S. JAFFEE           Director  Since 2005  Ms. Jaffee is Chief Executive    85(4)      N/A(3)
(age 63)                                         Officer of Searchspace Group, a
c/o Hartford Mutual Funds                        leading provider of
P.O. Box 2999                                    compliance/regulatory
Hartford, CT 06104-2999                          technology to financial
                                                 institutions. Ms. Jaffee served
                                                 as an Entrepreneur in Residence
                                                 with Warburg Pincus, a private
                                                 equity firm, from August 2004
                                                 to August 2005. From September
                                                 1995 to July 2004, Ms. Jaffee
                                                 served as Executive Vice
                                                 President at Citigroup, where
                                                 she was President and CEO of
                                                 Citibank's Global Securities
                                                 Services (1995-2003). Ms Jaffee
                                                 was appointed Executive Vice
                                                 President of Citibank in 1998.
                                                 Ms Jaffee is also a Director of
                                                 The Hartford Income Shares
                                                 Fund, Inc., Hartford Series
                                                 Fund, Inc. and Hartford HLS
                                                 Series Fund II, Inc.

WILLIAM P. JOHNSTON        Director  Since 2005  Mr. Johnston joined the Board    85(4)      Mr. Johnston is
(age 61)                                         of Directors of Renal Care                  Chairman of the
c/o Hartford Mutual Funds                        Group, Inc. in November 2002                Board of Directors
P.O. Box 2999                                    and has served as Chairman of               of Renal Care
Hartford, CT 06104-2999                          the Board since March 2003.                 Group, Inc.
                                                 From August 2001 until December
                                                 2002, Mr. Johnston was Managing
                                                 Director of SunTrust Robinson
                                                 Humphrey, the investment
                                                 banking division of SunTrust
                                                 Banks, Inc. From 1998 through
                                                 2001, Mr. Johnston was Vice
                                                 Chairman of the investment
                                                 banking affiliate of SunTrust
                                                 Banks, Inc., where he also
                                                 served as Chief Executive
                                                 Officer from 1998 through April
                                                 2000. Mr. Johnston is also a
                                                 Director of The Hartford Income
                                                 Shares Fund, Inc., Hartford
                                                 Series Fund, Inc. and Hartford
                                                 HLS Series Fund II, Inc.

     In addition, under the heading "Fund Management", on page 55 of the SAI, the following is inserted directly below the biographical information for Phillip O. Peterson:

LEMMA W. SENBET            Director  Since 2005  Dr. Senbet is the William E.     85(4)      N/A
(age 58)                                         Mayer Chair Professor of
c/o Hartford Mutual Funds                        Finance and Chair of the
P.O. Box 2999                                    Finance Department at the
Hartford, CT 06104-2999                          University of Maryland, Robert
                                                 H. Smith School of Business,
                                                 which he joined in September
                                                 1997. In addition, Dr. Senbet
                                                 previously served as an
                                                 independent director of the
                                                 Fortis Funds from March 2000
                                                 until July 2002. He is also a
                                                 Director of The Hartford Income
                                                 Shares Fund, Inc., Hartford
                                                 Series Fund, Inc. and Hartford
                                                 HLS Series Fund II, Inc.

     In addition, under the heading "Fund Management", on page 57 of the SAI, the biographical information for David M. Znamierowski is deleted and replaced with the following, and on page 59 of the SAI, footnote 3 is deleted and footnote 4 is renumbered as footnote 3:

DAVID M. ZNAMIEROWSKI**    President,    Director       Mr. Znamierowski currently serves    84(4)      N/A
(age 45)                   Chief         Since 1999(1)  as President of Hartford Investment
c/o Hartford Mutual Funds  Executive     Director       Management Company ("Hartford
P.O. Box 2999              Officer(3)    Since 2005(2)  Investment Management"), Executive
Hartford, CT 06104-2999    and Director                 Vice President and Chief Investment
                                                        Officer for Hartford Life, Inc.,
                                                        and Executive Vice President and
                                                        Chief Investment Officer for
                                                        Hartford Life Insurance Company.
                                                        Mr. Znamierowski is also a Managing
                                                        Member and Executive Vice President
                                                        and Chief Investment Officer of
                                                        HIFSCO and HL Advisors. Mr.
                                                        Znamierowski is Executive Vice
                                                        President and Chief Investment
                                                        Officer for The Hartford. In
                                                        addition, he serves as a Director
                                                        of Hartford Series Fund, Inc. and
                                                        Hartford HLS Series Fund II, Inc.,
                                                        and as President and Chief
                                                        Executive Officer of The Hartford
                                                        Income Shares Fund, Inc., Hartford
                                                        Series Fund, Inc. and Hartford HLS
                                                        Series Fund II, Inc.

     On page 59 of the SAI, footnote 4 is added under the heading "Number of Portfolios in Fund Complex Overseen by Director".

     (4) As of September 30, 2005

MANAGER OF MANAGERS ORDER

     At a Joint Special Meeting of Shareholders held on September 7, 2005 and adjourned in the case of certain funds until October 14, 2005, shareholders of certain of the funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

     Accordingly, under the heading "Investment Management Arrangements," on page 81 of the SAI, the second full paragraph is deleted and replaced with the following:

          The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

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